Submission	Aug. 21, 2026
Submission [Line Items]
Central Index Key	0001178970
Registrant Name	PROVIDENT FINANCIAL SERVICES INC
Registration File Number	333-275213
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES